Other Payables (Schedule of Other Payables) (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Statement Line Items
Employees and payroll accruals	€ 358		€ 336
Government authorities	1,426		1,337
Forward contracts closed	0		527
Deferred revenues	1,794		2,753
Accrued expenses connected to Manara PSP	6,392		9,782
Other accrued expenses	853		5,142
Taxes on income	384		929
Total Other Current Payables	€ 11,207	$ 11,952	€ 20,806